Schedule of Investments (unaudited) June 30, 2019	iShares® iBonds® Sep 2020 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

Alabama — 0.9%
Alabama Drinking Water Finance Authority RB, Series A, 3.00%, 08/15/20	$30	$30,578
Alabama Federal Aid Highway Finance Authority RB 5.00%, 09/01/20	1,070	1,114,838
Series A, 5.00%, 09/01/20	100	104,306
Alabama Public School & College Authority RB, Series C, 5.00%, 09/01/20	160	166,870
Auburn University RB, 5.00%, 06/01/20	20	20,679
City of Huntsville AL GO
4.00%, 09/01/20	235	242,301
Series A, 4.00%, 09/01/20	225	231,991
Series A, 5.00%, 08/01/20	40	41,582
State of Alabama GO, Series A, 5.00%, 08/01/20	985	1,024,400
University of Alabama (The) RB, Series A, 5.00%, 07/01/20	130	134,804

		3,112,349

Alaska — 0.2%
Municipality of Anchorage AK GO
Series B, 5.00%, 09/01/20	25	26,073
Series B, 5.00%, 09/01/20 (NPFGC)	130	135,582
State of Alaska GO
Series A, 4.00%, 08/01/20	370	380,682
Series A, 5.00%, 08/01/20	25	25,989
Series B, 5.00%, 08/01/20	210	218,308

		786,634

Arizona — 5.9%
Arizona Board of Regents COP
Series B, 5.00%, 06/01/20	65	67,153
Series C, 5.00%, 06/01/20	115	118,809
Arizona Department of Transportation State Highway Fund Revenue RB
3.50%, 07/01/20	450	460,003
Series A, 5.00%, 07/01/20	670	694,823
Arizona School Facilities Board COP, Series A, 5.00%, 09/01/20	1,100	1,146,970
Arizona State University COP, 5.00%, 09/01/20	280	291,956
Arizona State University RB
Series A, 5.00%, 07/01/20	325	337,009
Series B, 5.00%, 07/01/20	500	518,475
Series C, 5.00%, 07/01/20	85	88,141
Arizona Transportation Board RB
4.00%, 07/01/20	520	534,128
5.00%, 07/01/20	480	497,784
Series A, 5.00%, 07/01/20	100	103,705
Series A, 5.00%, 07/01/22 (PR 07/01/20)	1,485	1,540,019
Series A, 5.00%, 07/01/23 (PR 07/01/20)	200	207,410
City of Chandler AZ Water & Sewer Revenue RB, 4.00%, 07/01/20	80	82,166
City of Flagstaff AZ GOL, Series B, 5.00%, 07/01/20	235	243,683
City of Mesa AZ RB, 5.00%, 07/01/20 (AGM)	25	25,886
City of Mesa AZ Utility System Revenue RB
4.00%, 07/01/20	25	25,672
5.00%, 07/01/20 (NPFGC)	75	77,755
City of Peoria AZ GOL, 4.00%, 07/15/20	100	102,759
City of Phoenix AZ GO, 4.00%, 07/01/20	1,450	1,489,251
City of Phoenix AZ GOL, Series C, 4.00%, 07/01/20	200	205,414
City of Phoenix Civic Improvement Corp. RB
3.00%, 07/01/20	60	61,032
4.00%, 07/01/20	110	112,978

Security	Par (000)	Value

Arizona (continued)
5.00%, 07/01/20	$3,610	$3,743,389
5.25%, 07/01/20 (NPFGC)	130	135,125
Series A, 3.50%, 07/01/20	160	163,477
Series A, 5.00%, 07/01/20	440	456,170
Series B, 5.00%, 07/01/20	650	674,017
City of Scottsdale AZ GOL, 5.00%, 07/01/20	55	57,032
City of Tempe AZ GO, Series C, 5.00%, 07/01/20	40	41,470
City of Tempe AZ GOL
Series B, 4.00%, 07/01/20	160	164,299
Series B, 5.00%, 07/01/20	170	176,246
Series C, 4.00%, 07/01/20	180	184,837
City of Tucson AZ GOL, Series A, 4.00%, 07/01/20	115	118,079
County of Pima AZ RB, 5.00%, 07/01/20	415	430,247
County of Pima AZ Sewer System Revenue RB
5.00%, 07/01/20	125	129,592
5.00%, 07/01/20 (AGM)	150	155,511
5.00%, 07/01/20 (ETM) (AGM)	215	222,856
Series A, 5.00%, 07/01/20	440	456,166
Series B, 5.00%, 07/01/20	315	326,573
County of Pinal AZ RB, 5.00%, 08/01/20	25	25,992
Maricopa County Community College District GO
3.00%, 07/01/20	175	178,008
5.00%, 07/01/20	860	891,777
Series D, 4.00%, 07/01/20	570	585,430
Maricopa County High School District No. 210-Phoenix GO, 5.00%, 07/01/20	160	165,912
Maricopa County Unified School District No. 48 Scottsdale GO, 5.00%, 07/01/20	240	248,892
Maricopa County Unified School District No. 80 Chandler GOL, 4.00%, 07/01/20	165	169,450
Maricopa County Union High School District No. 210-Phoenix GO, 5.25%, 07/01/20 (AGM)	160	166,307
Pima County Regional Transportation Authority RB, 5.00%, 06/01/20	50	51,684
Scottsdale Municipal Property Corp. RB, 5.00%, 07/01/20	755	782,898
State of Arizona COP, 5.00%, 09/01/20	370	385,714
State of Arizona Lottery Revenue RB, Series A, 5.00%, 07/01/20 (AGM)	80	82,948
University of Arizona RB
5.00%, 08/01/20	50	51,994
Series B, 4.00%, 06/01/20	115	117,853
Series B, 5.00%, 06/01/20	100	103,387
Yavapai County Community College District GOL, 3.00%, 07/01/20	150	152,578

		20,828,891

Arkansas — 0.2%
State of Arkansas GO, 4.00%, 06/15/20	845	866,691

California — 10.1%
91 Express Lanes Toll Road RB, 5.00%, 08/15/20	95	99,142
Acalanes Union High School District GO, 4.00%, 08/01/20	50	51,581
Alameda Unified School District-Alameda County/CA GO, Series A, 0.00%, 08/01/20 (AGM)(a)	200	196,964
California Educational Facilities Authority RB, 5.25%, 09/01/20 (AMBAC)	85	89,117
California State Public Works Board RB
5.00%, 06/01/20	365	377,735
5.00%, 09/01/20	150	156,565
Series A, 5.00%, 06/01/20	100	103,489
Series A, 5.00%, 09/01/20	470	490,572

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® iBonds® Sep 2020 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series D, 5.00%, 09/01/20	$465	$485,353
Series F, 5.00%, 09/01/20	155	161,784
Series G, 5.00%, 09/01/20	150	156,565
Cerritos Community College District GO, Series A, 5.00%, 08/01/20	65	67,779
Chabot-Las Positas Community College District GO, Series A, 4.00%, 08/01/20	115	118,635
Chaffey Community College District GO, Series A, 5.00%, 06/01/20	95	98,403
City & County of San Francisco CA GO
5.00%, 06/15/20	50	51,863
Series R1, 5.00%, 06/15/20	540	560,114
City of Burbank CA Electric Revenue RB, Series A, 5.00%, 06/01/20	145	150,194
City of Los Angeles CA GO
Series A, 5.00%, 09/01/20	80	83,645
Series B, 5.00%, 09/01/20	485	507,097
City of Los Angeles CA Wastewater System Revenue RB
Series A, 4.00%, 06/01/20	130	133,478
Series A, 5.00%, 06/01/20	390	403,969
City of Pasadena CA Electric Revenue RB, Series A, 4.00%, 06/01/20	105	107,809
City of Sacramento CA Water Revenue RB, 5.00%, 09/01/20	180	188,201
City of Santa Clara CA Electric Revenue RB, Series A, 5.00%, 07/01/20	25	25,970
Clovis Unified School District GO, Series A, 0.00%, 08/01/20 (NPFGC)(a)	100	98,482
Coast Community College District GO
0.00%, 08/01/20 (NPFGC)(a)	125	123,169
Series A, 5.00%, 08/01/20	60	62,539
Contra Costa Community College District GO, 5.00%, 08/01/20	50	52,116
Corona-Norco Unified School District GO, Series C, 0.00%, 08/01/20 (AGM)(a)	40	39,401
Desert Community College District GO, 5.00%, 08/01/20	25	26,058
East Bay Municipal Utility District Wastewater System Revenue RB, Series A, 5.00%, 06/01/20	20	20,724
East Bay Municipal Utility District Water System Revenue RB
Series A, 5.00%, 06/01/20	150	155,430
Series B, 4.00%, 06/01/20	140	143,797
Series B, 5.00%, 06/01/20	505	523,281
East Side Union High School District GO, 4.00%, 08/01/20	215	221,631
El Camino Community College District GO, 5.00%, 08/01/20	100	104,232
Foothill-De Anza Community College District GO
4.00%, 08/01/20	30	30,948
5.25%, 08/01/20 (NPFGC)	270	282,150
Fremont Unified School District/Alameda County CA GO, Series B, 5.00%, 08/01/20	20	20,840
Fremont Union High School District GO, Series A, 4.00%, 08/01/20	125	128,951
Garden Grove Unified School District GO, Series A, 0.00%, 08/01/20(a)	25	24,623
Grossmont Union High School District GO, 4.00%, 08/01/20	25	25,790
Huntington Beach Union High School District GO, 5.00%, 08/01/20	130	135,502
Livermore-Amador Valley Water Management Agency RB, 5.00%, 08/01/20	75	78,174
Long Beach Community College District GO, Series B, 4.00%, 08/01/20	25	25,790
Long Beach Unified School District GO, 5.00%, 08/01/20	600	625,392

Security	Par (000)	Value

California (continued)
Los Angeles Community College District/CA GO
Series A, 5.00%, 08/01/20	$275	$286,638
Series C, 5.00%, 08/01/20	65	67,751
Series F, 5.00%, 08/01/20	280	291,850
Los Angeles County Metropolitan Transportation Authority RB
Series A, 5.00%, 06/01/20	500	517,910
Series A, 5.00%, 07/01/20	555	576,689
Series B, 5.00%, 06/01/20	330	341,821
Series B, 5.00%, 07/01/20	245	254,575
Series C, 5.00%, 07/01/20	40	41,563
Los Angeles County Public Works Financing Authority RB, 5.00%, 08/01/20	270	281,426
Los Angeles Department of Water & Power System Revenue RB
Series A, 4.00%, 07/01/20	175	180,108
Series A, 5.00%, 07/01/20	765	794,896
Series B, 5.00%, 07/01/20	10	10,391
Series C, 4.00%, 07/01/20	200	205,838
Series E, 5.00%, 07/01/20	300	311,724
Los Angeles Department of Water RB
Series A, 5.00%, 07/01/20	495	514,345
Series B, 5.00%, 07/01/20	115	119,494
Los Angeles Unified School District/CA GO 5.00%, 07/01/20	350	363,286
Series A, 4.00%, 07/01/20	280	287,862
Series A, 5.00%, 07/01/20	1,440	1,494,663
Series A-1, 5.00%, 07/01/20	60	62,278
Series A-2, 4.00%, 07/01/20	50	51,404
Series B-1, 5.00%, 07/01/20	700	726,572
Series C, 5.00%, 07/01/20	1,070	1,110,617
Series KRY, 4.00%, 07/01/20	70	71,966
Los Gatos Union School District/CA GO, 4.00%, 08/01/20	45	46,422
Los Rios Community College District GO, 5.00%, 08/01/20	205	213,676
Marin Community College District GO, 4.00%, 08/01/20	150	154,741
Metropolitan Water District of Southern California RB
Series A, 5.00%, 07/01/20	525	545,307
Series C, 5.00%, 07/01/20	40	41,547
Series G, 5.00%, 07/01/20	165	171,382
Milpitas Redevelopment Agency Successor Agency TA, 5.00%, 09/01/20	250	261,390
Morgan Hill Redevelopment Agency Successor Agency TA, Series A, 5.00%, 09/01/20	100	104,556
Mount Diablo Unified School District/CA GO, Series B, 5.00%, 07/01/20	100	103,908
Newport Mesa Unified School District GO, 0.00%, 08/01/20 (NPFGC)(a)	85	83,853
Oak Grove School District GO, Series B-1, 0.00%, 08/01/20(a) .	75	73,886
Ohlone Community College District GO, 4.00%, 08/01/20	100	103,161
Palm Springs Unified School District GO, 5.00%, 08/01/20	40	41,680
Pasadena Area Community College District GO, Series A, 4.00%, 08/01/20	175	180,532
Poway Unified School District GO, 5.00%, 08/01/20	110	114,655
Riverside County Flood Control & Water Conservation District RB, 5.00%, 09/01/20	75	78,417
Riverside County Transportation Commission RB, Series A, 5.00%, 06/01/20	105	108,761
Roseville Joint Union High School District GO, 4.00%, 08/01/20	100	103,161

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® iBonds® Sep 2020 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Sacramento Municipal Utility District RB
Series B, 5.00%, 08/15/20	$225	$234,758
Series K, 5.90%, 07/01/20 (AMBAC)	185	193,878
Series X, 5.00%, 08/15/20	215	224,325
Series Y, 4.00%, 08/15/20	20	20,646
Series Y, 5.00%, 08/15/20	40	41,735
San Diego Community College District GO, 5.00%, 08/01/20	215	224,099
San Diego County Regional Airport Authority RB, Series A, 5.00%, 07/01/20	100	103,776
San Diego Public Facilities Financing Authority RB, Series A, 5.00%, 09/01/20, (ETM)	110	114,972
San Diego Public Facilities Financing Authority Water Revenue RB, Series A, 5.00%, 08/01/20	75	78,149
San Diego Unified School District/CA GO, Series R-3, 5.00%, 07/01/20	105	109,008
San Francisco Bay Area Rapid Transit District GO, Series C, 5.00%, 08/01/20	140	145,925
San Francisco Bay Area Rapid Transit District Sales Tax Revenue RB, Series A, 4.00%, 07/01/20	185	190,400
San Francisco Unified School District GO, Series E, 5.00%, 06/15/20	250	259,262
San Gabriel Unified School District GO, Series A, 5.00%, 08/01/20	75	78,174
San Jose Evergreen Community College District GO, Series A, 0.00%, 09/01/20 (AMBAC)(a)	210	206,854
San Jose Financing Authority RB, Series A, 5.00%, 06/01/20	120	124,298
San Mateo County Community College District GO 4.00%, 09/01/20	70	72,382
Series B, 0.00%, 09/01/20 (NPFGC)(a)	415	408,642
San Mateo Joint Powers Financing Authority RB, 5.00%, 06/15/20	125	129,668
San Mateo Union High School District GO, Series A, 5.00%, 09/01/20	410	428,680
San Ramon Valley Unified School District/CA GO, 4.00%, 08/01/20	325	335,273
Santa Clara Unified School District GO, 5.00%, 07/01/20	50	51,954
Santa Monica Community College District GO, 5.00%, 08/01/20	250	260,580
Santa Monica-Malibu Unified School District GO, 0.00%, 08/01/20 (NPFGC)(a)	500	493,045
Sequoia Union High School District GO, 4.00%, 07/01/20	50	51,460
Sonoma County Junior College District GO, 4.00%, 08/01/20	110	113,477
Sonoma Valley Unified School District GO, Series B, 5.00%, 08/01/20	245	255,368
South Orange County Public Financing Authority ST, Series A, 5.00%, 08/15/20	75	78,287
Southern California Public Power Authority RB
4.00%, 07/01/20	135	138,941
5.00%, 07/01/20	490	509,107
Series A, 5.00%, 07/01/20	440	457,195
State of California GO
4.00%, 09/01/20	750	774,720
5.00%, 08/01/20	735	765,377
5.00%, 09/01/20	3,430	3,582,601
Series B, 5.00%, 08/01/20	2,675	2,785,558
Series B, 5.00%, 09/01/20	900	940,041
Tamalpais Union High School District GO, 5.00%, 08/01/20	30	31,270
Union Elementary School District GO, Series A, 0.00%, 09/01/20 (NPFGC)(a)	700	689,353

Security	Par (000)	Value

California (continued)
Ventura County Community College District GO
4.00%, 08/01/20	$125	$128,951
5.00%, 08/01/20	65	67,751
Whittier Union High School District GO, Series C, 4.00%, 08/01/20	110	113,477
William S Hart Union High School District GO, 4.00%, 09/01/20	100	103,403
Yosemite Community College District GO, 0.00%, 08/01/20 (AGM)(a)	165	162,565

		35,591,131

Colorado — 0.4%
City & County of Denver CO GO, Series D, 5.00%, 08/01/20, (ETM)	20	20,800
E-470 Public Highway Authority RB
Series A, 5.00%, 09/01/20	100	103,843
Series B, 0.00%, 09/01/20 (NPFGC)(a)	150	147,276
Regional Transportation District COP, Series A, 5.00%, 06/01/20	260	268,684
University of Colorado RB
Series A, 5.00%, 06/01/20	260	268,684
Series B, 5.00%, 06/01/20	505	521,867

		1,331,154

Connecticut — 1.4%
Connecticut State Health & Educational Facilities Authority RB
Series B, 5.00%, 07/01/29 (Put 07/01/20)(b)(c)	285	295,442
Series B, 5.00%, 07/01/37 (Put 07/01/20)(b)(c)	995	1,031,457
State of Connecticut Clean Water Fund - State Revolving Fund RB, Series B, 5.00%, 07/01/20	295	305,838
State of Connecticut GO
5.00%, 06/15/20	380	393,159
Series B, 5.25%, 06/01/20 (AMBAC)	510	528,095
Series C, 5.00%, 06/01/20	720	743,919
Series D, 5.00%, 06/15/20	205	212,099
Series E, 5.00%, 08/15/20	100	104,063
Series E, 5.00%, 09/01/20	200	208,446
State of Connecticut Special Tax Revenue RB
Series A, 5.00%, 08/01/20	455	472,599
Series A, 5.00%, 09/01/20	155	161,453
Series B, 5.00%, 09/01/20	335	348,946
Town of Darien CT GO, 4.00%, 08/01/20	40	41,234
University of Connecticut RB, Series A, 5.00%, 08/15/20	95	98,730

		4,945,480

Delaware — 1.2%
County of New Castle DE GO
Series A, 5.00%, 07/15/20	375	389,509
Series B, 5.00%, 07/15/20	130	135,030
Delaware Transportation Authority RB
5.00%, 07/01/20	780	808,820
5.00%, 09/01/20	160	166,757
Series 2014, 5.00%, 07/01/20	350	362,932
State of Delaware GO
5.00%, 07/01/20	95	98,539
Series A, 4.00%, 08/01/20	150	154,445
Series A, 5.00%, 07/01/20	100	103,725
Series B, 5.00%, 07/01/20	2,000	2,074,500

		4,294,257

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® iBonds® Sep 2020 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

District of Columbia — 1.0%
District of Columbia GO
5.00%, 06/01/20	$950	$982,081
Series A, 5.00%, 06/01/20	325	335,975
Series B, 5.25%, 06/01/20 (AGM-CR, SGI)	305	315,992
Series B, 5.25%, 06/01/20 (SGI)	295	305,632
Series D, 5.00%, 06/01/20	1,005	1,038,939
Series E, 5.00%, 06/01/20	410	423,846
Washington Metropolitan Area Transit Authority RB, 5.00%, 07/01/20	100	103,664

		3,506,129

Florida — 6.6%
County of Hillsborough FL RB, 5.00%, 08/01/20	175	182,000
County of Miami-Dade FL GO
4.00%, 07/01/20	165	169,617
5.00%, 07/01/20	130	134,804
Series A, 5.00%, 07/01/20	760	788,082
Series B, 5.00%, 07/01/20	205	212,575
County of Miami-Dade FL Transit System RB, 5.00%, 07/01/20	405	420,167
County of Palm Beach FL GO
5.00%, 07/01/20	110	114,065
5.00%, 08/01/20	200	208,000
County of Palm Beach FL RB
4.00%, 06/01/20	125	128,101
5.00%, 06/01/20	465	480,750
Florida Department of Environmental Protection RB
5.00%, 07/01/20	1,235	1,280,374
Series A, 5.00%, 07/01/20	155	160,695
Series B, 5.00%, 07/01/20	240	248,818
Florida Department of Management Services RB, 5.00%, 09/01/20	100	104,306
Florida Water Pollution Control Financing Corp. RB, Series A, 5.00%, 07/15/20	370	384,197
Florida’s Turnpike Enterprise RB
5.00%, 07/01/20	50	51,848
Series A, 5.00%, 07/01/20	1,175	1,218,416
Series B, 5.00%, 07/01/20	720	746,603
Series C, 5.00%, 07/01/20	175	181,466
Hillsborough County School Board COP, Series A, 5.00%, 07/01/20	305	316,053
Jacksonville Transportation Authority RB, 5.00%, 08/01/20	250	260,000
Lee County School Board (The) COP, 5.00%, 08/01/20	80	83,130
Leon County School District RB, 5.00%, 09/01/20	325	338,725
Miami-Dade County Expressway Authority RB, Series A, 5.00%, 07/01/20	545	564,364
Orange County School Board COP, Series D, 5.00%, 08/01/20 .	480	498,936
Orlando-Orange County Expressway Authority RB 5.00%, 07/01/20	335	347,274
Series B, 5.00%, 07/01/20	295	305,809
Palm Beach County School District COP
Series A, 5.00%, 08/01/20	325	337,750
Series B, 5.00%, 08/01/20	265	275,396
Series C, 5.00%, 08/01/20	210	218,238
Series D, 5.00%, 08/01/20	140	145,492
Pasco County School Board COP
5.00%, 08/01/20	200	207,758
Series A, 5.00%, 08/01/20	75	77,909

Security	Par (000)	Value

Florida (continued)
Reedy Creek Improvement District GOL
5.00%, 06/01/20	$175	$180,878
Series A, 5.00%, 06/01/20	865	894,055
Series B, 4.00%, 06/01/20	200	204,906
School District of Broward County/FL COP
Series A, 5.00%, 07/01/20	350	362,684
Series B, 5.00%, 07/01/20	460	476,670
Seminole County School Board COP, Series A, 5.00%, 07/01/20	50	51,812
St. Johns County School Board COP, 5.00%, 07/01/20	45	46,631
State of Florida Department of Transportation RB, 5.00%, 07/01/20	60	62,204
State of Florida GO
5.00%, 06/01/20	185	191,299
5.00%, 07/01/20	1,090	1,130,047
Series A, 5.00%, 06/01/20	1,520	1,571,755
Series A, 5.00%, 07/01/20	30	31,102
Series B, 4.00%, 07/01/20	175	179,702
Series B, 5.00%, 06/01/20	3,135	3,241,747
Series C, 5.00%, 06/01/20	320	330,896
Series D, 5.00%, 06/01/20	530	548,047
Series H, 5.00%, 06/01/20	80	82,724
State of Florida Lottery Revenue RB
Series A, 5.00%, 07/01/20	835	865,678
Series E, 5.00%, 07/01/20	1,075	1,114,495
Series F, 5.00%, 07/01/20	485	502,819
Volusia County School Board COP, Series B, 5.00%, 08/01/20	85	88,335

		23,350,204

Georgia — 2.4%
Georgia State Road & Tollway Authority RB, Series B, 5.00%, 06/01/20	120	124,008
Gwinnett County School District GO, 5.00%, 08/01/20	1,020	1,060,912
Gwinnett County Water & Sewerage Authority RB, 5.00%, 08/01/20 (GTD)	325	338,036
Henry County School District GO, 5.00%, 08/01/20 (SAW)	35	36,404
Metropolitan Atlanta Rapid Transit Authority RB
Series A, 5.00%, 07/01/20	350	362,897
Series A, 5.00%, 07/01/20 (NPFGC)	265	274,765
State of Georgia GO
5.00%, 07/01/20	600	622,230
Series A, 5.00%, 07/01/20	1,700	1,762,985
Series E-1, 4.00%, 07/01/20	640	657,389
Series E-2, 5.00%, 09/01/20	920	959,726
Series I, 4.00%, 07/01/20	235	241,385
Series I, 5.00%, 07/01/20	1,880	1,949,654

		8,390,391

Hawaii — 1.9%
City & County Honolulu HI Wastewater System Revenue RB, 3.00%, 07/01/20	190	193,323
City & County of Honolulu HI GO 5.00%, 09/01/20	85	88,691
Series A, 4.00%, 08/01/20	175	180,185
Series A, 4.00%, 08/01/20 (ETM)	30	30,860
Series B, 5.00%, 08/01/20	2,105	2,189,895
City & County of Honolulu HI Wastewater System Revenue RB, Series 2012B, 5.00%, 07/01/20	1,290	1,338,052
County of Hawaii HI GO, Series C, 5.00%, 09/01/20	15	15,651
County of Maui HI GO, 5.00%, 09/01/20	210	219,118

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® iBonds® Sep 2020 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Hawaii (continued)
State of Hawaii Airports System Revenue RB, 5.25%, 07/01/20	$200	$207,720
State of Hawaii GO
Series EH, 5.00%, 08/01/20	790	821,861
Series EO, 4.00%, 08/01/20	670	689,852
Series EO, 5.00%, 08/01/20	440	457,745
Series EP, 5.00%, 08/01/20	340	353,712

		6,786,665

Idaho — 0.1%
Canyon County School District No. 131 Nampa GO, 4.00%, 08/15/20 (GTD)	115	118,478
Idaho Housing & Finance Association RB, 5.00%, 07/15/20	210	217,814

		336,292

Illinois — 0.8%
Chicago Transit Authority RB, 5.00%, 06/01/20	200	205,772
Regional Transportation Authority RB
Series A, 5.50%, 07/01/20 (NPFGC)	40	41,598
Series A, 6.00%, 07/01/20 (NPFGC)	60	62,669
State of Illinois GO
4.00%, 09/01/20	175	179,616
5.00%, 07/01/20	775	800,180
5.00%, 08/01/20	195	201,858
5.00%, 08/01/20 (AGM)	50	51,813
State of Illinois RB
4.00%, 06/15/20	235	239,637
5.00%, 06/15/20	945	972,519
Second Series, 5.75%, 06/15/20 (NPFGC)	160	165,787

		2,921,449

Indiana — 0.9%
Ball State University RB
Series Q, 5.00%, 07/01/20	125	129,593
Series R, 5.00%, 07/01/20	275	285,103
City of Indianapolis Department of Public Utilities Gas Utility Revenue RB, Series C, 5.25%, 06/01/20 (AGC)	105	108,774
Indiana Finance Authority RB
5.25%, 07/01/20	215	223,475
Series C, 5.00%, 07/01/20	275	285,161
Series I, 5.00%, 07/01/20	25	25,924
Indiana University RB
Series A, 5.00%, 06/01/20	440	454,942
Series U, 5.00%, 08/01/20	65	67,607
Series V-1, 5.00%, 08/01/20	45	46,805
Series W-2, 5.00%, 08/01/20	315	327,635
Indianapolis Local Public Improvement Bond Bank RB
Series D, 5.00%, 06/01/20	50	51,689
Series K, 5.00%, 06/01/20	190	196,065
Purdue University RB
Series A, 4.00%, 07/01/20	500	513,585
Series A, 5.00%, 07/01/20	220	228,151
Series AA, 4.00%, 07/01/20	50	51,359
Series Y, 5.00%, 07/01/20	130	134,816
Series Z-1, 5.00%, 07/01/20	125	129,631

		3,260,315

Iowa — 0.8%
City of Cedar Rapids IA GO, Series A, 5.00%, 06/01/20	715	738,945
City of Des Moines IA GO, Series A, 5.00%, 06/01/20	360	372,057
Iowa City Community School District RB, 5.00%, 06/01/20	75	77,442

Security	Par (000)	Value

Iowa (continued)
Iowa Finance Authority RB
5.00%, 08/01/20	$730	$758,879
Series A, 5.00%, 08/01/20	300	311,868
State of Iowa RB
4.00%, 06/15/20	205	210,223
4.50%, 06/15/22 (PR 06/15/20)	100	103,020
5.00%, 06/15/20	235	243,206

		2,815,640

Kansas — 1.1%
City of Topeka KS GO, Series A, 5.00%, 08/15/20	50	52,066
City of Wichita KS GO
Series 811, 5.00%, 06/01/20	145	149,897
Series A, 4.00%, 09/01/20	55	56,729
Johnson County Unified School District No. 232 De Soto GO
Series A, 5.00%, 09/01/20	210	218,868
Series B, 5.00%, 09/01/20	150	156,334
Johnson County Unified School District No. 233 Olathe GO,
Series C, 5.00%, 09/01/20	100	104,223
Kansas Turnpike Authority RB, Series A, 5.00%, 09/01/20	25	26,065
State of Kansas Department of Transportation RB
Series A, 3.13%, 09/01/20	10	10,214
Series A, 5.00%, 09/01/20	500	521,470
Series B, 5.00%, 09/01/20	860	896,928
Series C, 5.00%, 09/01/20	1,295	1,350,607
Wyandotte County Unified School District No. 500 Kansas City GO
4.00%, 09/01/20	250	257,680
5.25%, 09/01/20 (AGM)	75	78,383

		3,879,464

Kentucky — 0.1%
Kentucky State Property & Building Commission RB
4.00%, 08/01/20	60	61,686
5.00%, 08/01/20	55	57,133
5.50%, 08/01/20 (AMBAC)	10	10,441
Kentucky Turnpike Authority RB, Series A, 5.00%, 07/01/20	205	212,200

		341,460

Louisiana — 1.0%
Louisiana State Citizens Property Insurance Corp. RB, 5.00%, 06/01/20	105	108,429
St. Tammany Parish Sales Tax District No. 3 RB, 4.00%, 06/01/20	105	107,566
State of Louisiana GO
Series A, 5.00%, 08/01/20	250	259,890
Series A, 5.00%, 09/01/20	1,000	1,042,580
Series A, 5.00%, 09/01/23 (PR 09/01/20)	1,000	1,043,060
Series A, 5.00%, 09/01/28 (PR 09/01/20)	100	104,306
Series C, 4.00%, 07/15/20	140	143,877
Series C, 5.00%, 07/15/20	430	446,319
Series C, 5.00%, 08/01/20	100	103,956
State of Louisiana RB, Series A, 5.00%, 06/15/20	255	263,657

		3,623,640

Maine — 0.2%
Maine Municipal Bond Bank RB, Series A, 5.00%, 09/01/20	85	88,499
Maine Turnpike Authority RB, 5.00%, 07/01/20	165	171,029
State of Maine GO, Series B, 4.00%, 06/01/20	410	420,135

		679,663

Maryland — 5.5%
City of Baltimore MD RB 5.00%, 07/01/20	150	155,451

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® iBonds® Sep 2020 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Maryland (continued)
Series D, 5.00%, 07/01/20	$700	$726,005
City of Frederick MD GO, 5.00%, 09/01/20	700	730,310
County of Baltimore MD GO
4.00%, 08/01/20	235	241,940
5.00%, 08/01/20	1,015	1,055,824
Series B, 5.00%, 08/01/20	125	130,028
County of Frederick MD GO
4.00%, 08/01/20	25	25,738
5.00%, 08/01/20	700	728,154
County of Montgomery MD GO
5.00%, 07/01/20	750	777,862
Series A, 5.00%, 07/01/20	1,095	1,135,679
Series A, 5.00%, 08/01/20	200	208,044
County of Prince George’s MD GOL
Series A, 5.00%, 09/01/20	250	260,735
Series B, 4.00%, 07/15/20	420	431,764
Maryland State Transportation Authority RB
5.00%, 07/01/20	165	171,130
Series A, 5.00%, 07/01/20	280	290,402
State of Maryland Department of Transportation RB
5.00%, 06/01/20	95	98,218
5.00%, 09/01/20	1,775	1,851,431
State of Maryland GO
5.00%, 08/01/20	265	275,571
Second Series E, 4.50%, 08/01/20	1,520	1,572,516
Series A, 5.00%, 08/01/20	1,330	1,383,053
Series B, 5.00%, 08/01/20	1,975	2,053,783
Series C, 5.00%, 08/01/20	1,950	2,027,785
Series C, 5.25%, 08/01/20	1,000	1,042,570
Washington Suburban Sanitary Commission GO
5.00%, 06/01/20	1,495	1,545,636
Second Series, 5.00%, 06/01/20	350	361,854
Series A, 4.00%, 06/01/20	175	179,342

		19,460,825

Massachusetts — 5.6%
Commonwealth of Massachusetts Federal Highway Grant Anticipation Note Revenue RB, Series A, 5.00%, 06/15/20	1,760	1,821,969
Commonwealth of Massachusetts GO, Series A, 5.25%, 08/01/20 (AMBAC)	565	589,176
Commonwealth of Massachusetts GOL
5.00%, 07/01/20	165	171,113
Series A, 5.25%, 08/01/20	305	318,051
Series A, 5.25%, 08/01/20 (AGM)	550	573,535
Series B, 3.00%, 08/01/20	100	101,872
Series B, 4.00%, 08/01/20	50	51,471
Series B, 4.00%, 06/01/28 (PR 06/01/20)	350	358,715
Series B, 5.00%, 08/01/20	1,055	1,097,316
Series B, 5.00%, 06/01/25 (PR 06/01/20)	2,430	2,512,523
Series B, 5.00%, 08/01/25 (PR 08/01/20)	135	140,400
Series B, 5.25%, 08/01/20	895	933,297
Series B, 5.25%, 09/01/20 (AGM)	160	167,370
Series C, 5.00%, 07/01/20	40	41,482
Series C, 5.00%, 08/01/20	1,380	1,435,352
Series D, 1.05%, 08/01/43 (Put 07/01/20)(b)(c)	700	697,375
Series D, 5.50%, 08/01/20	20	20,909
Series E, 5.00%, 09/01/20	445	464,215
Massachusetts Bay Transportation Authority RB
Series A, 5.00%, 07/01/20	620	643,095
Series A, 5.25%, 07/01/20	315	327,512

Security	Par (000)	Value

Massachusetts (continued)
Series B, 5.25%, 07/01/20	$1,915	$1,991,064
Series C, 5.00%, 07/01/20	565	586,046
Series C, 5.50%, 07/01/20	55	57,320
Massachusetts Clean Water Trust (The) RB
5.00%, 08/01/20	490	509,816
5.25%, 08/01/20	290	302,505
Series 15A, 5.00%, 08/01/20	450	468,198
Massachusetts Port Authority RB, Series C, 5.00%, 07/01/20	45	46,676
Massachusetts School Building Authority RB
Series B, 4.00%, 08/15/20	345	355,550
Series B, 5.00%, 08/15/20	1,060	1,104,160
Series C, 5.00%, 08/15/20 (ETM)	405	421,779
Massachusetts Water Resources Authority RB
5.50%, 08/01/20 (AGM)	725	757,958
5.50%, 08/01/20 (ETM) (AGM)	20	20,896
Series A, 4.00%, 08/01/20 (ETM)	35	36,026
Series A, 5.00%, 08/01/40 (PR 08/01/20)	600	623,670
Series J, 5.50%, 08/01/20 (ETM) (AGM)	30	31,361

		19,779,773

Michigan — 0.1%
Michigan State University RB, Series A, 5.00%, 08/15/20	205	213,446

Minnesota — 2.5%
Metropolitan Council GO
Series D, 5.00%, 09/01/20	125	130,398
Series E, 5.00%, 09/01/20	250	260,795
State of Minnesota GO
5.00%, 08/01/20	960	998,506
5.00%, 08/01/20 (ETM)	5	5,200
Series A, 5.00%, 08/01/20	455	473,250
Series B, 4.00%, 08/01/20	225	231,620
Series B, 5.00%, 08/01/20	2,695	2,803,096
Series D, 5.00%, 08/01/20	2,165	2,251,837
Series D, 5.00%, 08/01/20 (ETM)	10	10,400
Series E, 5.00%, 08/01/20	250	260,027
State of Minnesota RB, Series A, 5.00%, 06/01/20	485	501,243
University of Minnesota RB
4.00%, 08/01/20	170	174,983
5.00%, 08/01/20	120	124,800
Series A, 5.00%, 09/01/20	500	521,530

		8,747,685

Missouri — 0.4%
Missouri State Environmental Improvement & Energy Resources Authority RB
4.00%, 07/01/20	75	77,030
5.00%, 07/01/20	1,145	1,187,308

		1,264,338

Montana — 0.0%
Montana Department of Transportation RB, 3.00%, 06/01/20	20	20,282
State of Montana GO, 5.00%, 08/01/20	100	103,989

		124,271

Nebraska — 0.5%
City of Lincoln NE Electric System Revenue RB, Series A, 5.00%, 09/01/20	865	902,143
Douglas County School District No. 17/NE GO
4.00%, 06/15/20	100	102,567
Series B, 5.00%, 06/15/20	100	103,511
Nebraska Public Power District RB, 5.00%, 07/01/20	430	445,493

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® iBonds® Sep 2020 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Nebraska (continued)
University of Nebraska RB, 5.00%, 07/01/20	$50	$51,827

		1,605,541

Nevada — 2.0%
City of Las Vegas NV GOL
5.00%, 09/01/20	50	52,147
Series A, 5.00%, 06/01/20	100	103,377
Clark County School District GOL
Series A, 5.00%, 06/15/20	420	434,381
Series B, 5.00%, 06/15/20	1,415	1,463,450
Series D, 5.00%, 06/15/20	200	206,848
Clark County Water Reclamation District GOL, 5.00%, 07/01/20	165	171,080
County of Clark Department of Aviation RB
5.00%, 07/01/20	80	82,786
Series C, 5.00%, 07/01/20	160	165,571
County of Clark NV GOL, 5.00%, 06/01/20	205	211,923
County of Clark NV RB
5.00%, 07/01/20	1,165	1,207,624
Series B, 5.00%, 07/01/20	120	124,422
Las Vegas Valley Water District GOL
Series A, 4.00%, 06/01/20	160	163,955
Series A, 5.00%, 06/01/20	260	268,780
Series B, 5.00%, 06/01/20	135	139,559
Nevada System of Higher Education RB
Series A, 5.00%, 07/01/20	405	419,592
Series B, 4.00%, 07/01/20	500	513,080
State of Nevada GOL
5.00%, 06/01/20	335	346,313
5.00%, 08/01/20	580	603,136
Series B, 5.00%, 08/01/20	30	31,197
Series C, 5.00%, 06/01/20	325	335,975
Series C, 5.00%, 08/01/20	95	98,789
Washoe County School District/NV GOL, Series F, 5.00%, 06/01/20	50	51,642

		7,195,627

New Hampshire — 0.4%
New Hampshire Health and Education Facilities Authority Act RB, 5.00%, 07/01/20	165	170,879
New Hampshire Municipal Bond Bank RB
Series A, 5.00%, 08/15/20	350	364,462
Series B, 5.00%, 08/15/20	115	119,791
Series C, 5.25%, 08/15/20	185	193,220
State of New Hampshire GO
Series A, 3.50%, 07/01/20	140	143,098
Series A, 5.00%, 07/01/20	100	103,695
Series B, 5.00%, 06/01/20	235	242,959
State of New Hampshire RB, 5.00%, 09/01/20	210	218,618

		1,556,722

New Jersey — 1.8%
New Jersey Building Authority RB
Series A, 3.00%, 06/15/20	20	20,237
Series A, 3.00%, 06/15/20 (ETM)	5	5,075
Series A, 5.00%, 06/15/20	355	365,884
New Jersey Economic Development Authority RB
5.00%, 06/15/20	30	30,926
5.00%, 09/01/20	100	103,738
5.00%, 09/01/20 (ETM)	230	239,494
Series A, 5.00%, 06/15/20	250	257,665
Series DDD, 5.00%, 06/15/20	280	288,585

Security	Par (000)	Value

New Jersey (continued)
Series EE, 4.50%, 09/01/20	$65	$67,057
Series XX, 5.00%, 06/15/20 (SAP)	455	468,950
New Jersey Educational Facilities Authority RB
5.00%, 06/01/20	85	87,500
5.00%, 09/01/20	30	31,121
Series A, 5.00%, 07/01/20	25	25,947
New Jersey Transportation Trust Fund Authority RB
Series A, 4.00%, 06/15/20	75	76,609
Series A, 5.00%, 06/15/20	550	566,973
Series A-1, 5.00%, 06/15/20	450	464,274
Series AA, 5.00%, 06/15/20	1,155	1,190,644
Series B, 5.00%, 06/15/20	685	706,139
State of New Jersey GO
5.00%, 06/01/20	340	351,611
5.25%, 08/01/20	20	20,860
Series Q, 4.00%, 08/15/20	275	283,440
Series Q, 5.00%, 08/15/20	650	677,150

		6,329,879

New Mexico — 1.2%
Albuquerque Bernalillo County Water Utility Authority RB, 5.00%, 07/01/20	75	77,748
New Mexico Finance Authority RB
4.00%, 06/15/20	245	251,314
Series A, 5.00%, 06/15/20	35	36,219
Series B, 5.00%, 06/01/20	65	67,189
Series B, 5.00%, 06/15/20	1,060	1,097,323
Series D, 5.00%, 06/01/20	300	310,104
State of New Mexico Severance Tax Permanent Fund RB
Series A, 5.00%, 07/01/20	1,310	1,358,535
Series B, 4.00%, 07/01/20	1,040	1,068,152
University of New Mexico (The) RB, Series C, 5.00%, 06/01/20	115	118,873

		4,385,457

New York — 7.2%
City of New York NY GO
5.00%, 08/01/20	410	426,626
Series 1, 4.00%, 08/01/20	145	149,328
Series A, 5.00%, 08/01/20	1,125	1,170,618
Series B, 0.00%, 06/01/20(a)	70	69,082
Series B, 3.00%, 08/01/20	255	259,883
Series B, 4.00%, 08/01/20	275	283,209
Series B, 5.00%, 08/01/20	2,725	2,835,498
Series C, 3.00%, 08/01/20	25	25,479
Series C, 5.00%, 08/01/20	2,070	2,153,939
Series D, 5.00%, 08/01/20	470	489,058
Series E, 4.00%, 08/01/20	270	278,060
Series E, 5.00%, 08/01/20	500	520,275
Series F, 4.00%, 08/01/20	170	175,075
Series F, 5.00%, 08/01/20	650	676,357
Series G, 4.00%, 08/01/20	150	154,478
Series G, 5.00%, 08/01/20	770	801,224
Series H, 5.00%, 08/01/20	435	452,639
Series H-2, 5.00%, 06/01/20	230	237,896
Series I, 3.50%, 08/01/20	50	51,225
Series I, 5.00%, 08/01/20	1,125	1,170,619
Series J, 5.00%, 08/01/20	2,990	3,111,244
Series J7, 5.00%, 08/01/20	275	286,151
Series K, 5.00%, 08/01/20	325	338,179
Subseries 1, 5.00%, 08/01/20	120	124,866

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® iBonds® Sep 2020 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Subseries 1, 5.00%, 08/01/20 (ETM)	$5	$5,202
Subseries I-1, 5.00%, 08/01/20	5	5,203
Subseries I-1, 5.00%, 08/01/20 (ETM)	155	161,251
County of Orange NY GOL, Series B, 4.00%, 07/01/20	35	36,025
East Islip Union Free School District GO, Series A, 5.00%, 06/15/20 (SAW)	175	181,552
Long Island Power Authority RB, 0.00%, 06/01/20 (AGM)(a)	100	98,644
New York City Transitional Finance Authority Building Aid Revenue RB
Series S-1, 4.00%, 07/15/20 (SAW)	100	102,958
Series S-1, 4.00%, 07/15/20 (ETM) (SAW)	215	221,360
Series S-1, 5.00%, 07/15/20 (SAW)	410	426,121
Series S-1, 5.00%, 07/15/20 (ETM) (SAW)	365	379,352
Series S-1A, 3.00%, 07/15/20 (ETM) (SAW)	45	45,846
Series S-1A, 5.00%, 07/15/20 (ETM) (SAW)	275	285,813
Series S-2, 4.00%, 07/15/20 (SAW)	225	231,656
New York City Transitional Finance Authority Future Tax Secured Revenue RB
Series A-1, 5.00%, 08/01/20	335	348,474
Series B, 5.00%, 08/01/20	400	416,088
Series B, 5.00%, 08/01/20 (ETM)	85	88,476
New York City Water & Sewer System RB
Series D, 0.00%, 06/15/20(a)	220	217,197
Series EE, 4.00%, 06/15/20	25	25,671
Series FF, 5.00%, 06/15/20	260	269,430
Series GG, 4.00%, 06/15/20	310	318,317
Series GG, 5.00%, 06/15/20	260	269,430
New York State Dormitory Authority RB
5.00%, 07/01/20 (SAP)	510	528,793
Series A, 4.00%, 07/01/20	25	25,674
Series A, 4.13%, 07/01/20	230	237,022
Series A, 5.00%, 07/01/20	1,115	1,157,252
Series A, 5.50%, 07/01/20 (NPFGC)	195	203,188
Series C, 5.00%, 06/15/20	105	108,737
New York State Environmental Facilities Corp. RB
4.00%, 06/15/20	190	195,153
5.00%, 06/15/20	1,100	1,140,226
Series A, 3.50%, 06/15/20	110	112,463
Series A, 5.00%, 06/15/20	360	373,165
Series A, 5.00%, 08/15/20	165	172,082
Series B, 5.00%, 08/15/20	120	125,150
North Colonie Central School District GO, 4.00%, 07/15/20 (SAW)	100	102,843
Port Authority of New York & New Jersey RB
3.00%, 07/15/20	75	76,401
5.00%, 07/15/20	100	103,922
Series 180, 5.00%, 06/01/20	350	362,113
Suffolk County Water Authority RB, 5.00%, 06/01/20, (ETM)	20	20,703
Town of Hempstead NY GOL, 5.00%, 08/15/20	65	67,834

		25,487,795

North Carolina — 2.6%
City of Charlotte NC Airport Revenue RB
Series A, 5.00%, 07/01/20	270	280,057
Series C, 5.00%, 07/01/20	155	160,774
City of Charlotte NC GO
5.00%, 08/01/20	290	301,632
Series A, 5.00%, 07/01/20	615	637,786
Series C, 5.00%, 06/01/20	25	25,849

Security	Par (000)	Value

North Carolina (continued)
City of Charlotte NC Water & Sewer System Revenue RB
5.00%, 07/01/20	$2,025	$2,100,026
Series B, 5.00%, 07/01/20	90	93,335
City of Durham NC GO, 5.00%, 09/01/20	215	224,284
City of Greensboro NC Combined Water & Sewer System Revenue RB, 5.25%, 06/01/20	595	616,551
City of Raleigh NC GO, Series A, 5.00%, 09/01/20	225	234,716
City of Winston-Salem NC GO, Series 2010B, 4.00%, 06/01/20	50	51,245
City of Winston-Salem NC Water & Sewer System Revenue RB, Series A, 5.00%, 06/01/20	50	51,698
County of Buncombe NC RB, Series A, 5.00%, 06/01/20	205	211,948
County of Forsyth NC GO, Series E, 4.00%, 07/01/20	210	215,706
County of Guilford NC GO, Series D, 5.00%, 08/01/20	300	312,033
County of Mecklenburg NC GO, Series A, 5.00%, 09/01/20	1,075	1,121,676
County of New Hanover NC GO, Series A, 5.00%, 06/01/20	25	25,849
County of Onslow NC RB, 5.00%, 06/01/20	60	62,021
County of Wake NC GO, 5.00%, 09/01/20	80	83,454
State of North Carolina GO 5.00%, 06/01/20	500	516,980
Series 2013-D, 4.00%, 06/01/20	585	599,566
Series A, 5.00%, 06/01/20	50	51,698
Series B, 5.00%, 06/01/20	775	801,319
State of North Carolina RB, Series B, 5.00%, 06/01/20	525	542,729

		9,322,932

Ohio — 2.8%
City of Columbus OH GO
Series 1, 4.00%, 07/01/20	585	600,777
Series 1, 5.00%, 07/01/20	325	336,976
Series A, 5.00%, 07/01/20	120	124,422
Series A, 5.00%, 08/15/20	260	270,743
City of Columbus OH GOL
4.00%, 08/15/20	225	231,804
5.00%, 08/15/20	50	52,066
Cleveland State University RB, 5.00%, 06/01/20	125	129,129
County of Franklin OH Sales Tax Revenue RB, 5.00%, 06/01/20	250	258,490
Miami University/Oxford OH RB, 5.00%, 09/01/20	750	781,763
Ohio State University (The) RB
Series A, 4.00%, 06/01/20	130	133,237
Series A, 5.00%, 06/01/20	185	191,283
Series B, 5.00%, 06/01/20	95	98,226
Ohio State Water Development Authority RB
5.00%, 06/01/20	335	346,346
Series A, 5.00%, 06/01/20	360	372,193
Ohio Water Development Authority RB
4.00%, 06/01/20	225	230,582
Series C, 5.00%, 06/01/20	70	72,371
Ohio Water Development Authority Water Pollution Control Loan Fund RB
5.00%, 06/01/20	100	103,387
Series 2015A, 5.00%, 06/01/20	125	129,234
State of Ohio Department of Administration COP, 5.00%, 09/01/20	120	125,125
State of Ohio GO
5.00%, 08/01/20	660	686,400
5.00%, 09/01/20	450	469,377
Series A, 5.00%, 09/01/20	925	964,830
Series B, 4.00%, 08/01/20	180	185,276
Series B, 5.00%, 06/15/20	260	269,178

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® iBonds® Sep 2020 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Ohio (continued)
Series B, 5.00%, 08/01/20	$970	$1,008,800
Series B, 5.00%, 09/01/20	100	104,306
Series C, 5.00%, 08/01/20	1,245	1,294,800
University of Cincinnati RB
Series A, 5.00%, 06/01/20	85	87,800
Series F, 5.00%, 06/01/20	125	129,117

		9,788,038

Oklahoma — 0.5%
Grand River Dam Authority RB
Series A, 4.00%, 06/01/20	30	30,717
Series A, 5.00%, 06/01/20	525	542,293
Oklahoma Capitol Improvement Authority RB
4.00%, 07/01/20	200	205,332
Series A, 3.00%, 07/01/20	140	142,351
Series A, 5.00%, 07/01/20	450	466,443
Series B, 3.00%, 07/01/20	100	101,679
Oklahoma City Water Utilities Trust RB, 4.00%, 07/01/20	215	220,799
Tulsa County Industrial Authority RB, 4.00%, 09/01/20	20	20,619

		1,730,233

Oregon — 1.0%
City of Portland OR Sewer System Revenue RB
Series A, 5.00%, 06/01/20	160	165,448
Series A, 5.00%, 08/01/20	405	421,289
City of Tigard OR Water Revenue RB, 4.00%, 08/01/20	110	113,212
Clackamas County School District No. 12 North Clackamas GO, 5.00%, 06/15/20 (GTD)	350	362,355
Deschutes County Administrative School District No. 1 Bend-La Pine GO, 5.00%, 06/15/20 (GTD)	55	56,942
Metro/OR GO
5.00%, 06/01/20	530	548,046
Series A, 5.00%, 06/01/20	160	165,448
Port of Portland OR Airport Revenue RB, Series 23, 5.00%, 07/01/20	150	155,528
Portland Community College District GO, 5.00%, 06/15/20	420	434,910
State of Oregon GO
Series A, 4.00%, 08/01/20	240	247,087
Series C, 5.00%, 06/01/20	325	336,066
Series N, 5.00%, 08/01/20	35	36,408
Washington & Multnomah Counties School District No. 48J Beaverton GO
4.00%, 06/15/20 (GTD)	185	189,784
Series B, 4.00%, 06/15/20 (GTD)	175	179,525
Washington Clackamas & Yamhill Counties School District No. 88J GO, 5.00%, 06/15/20 (GTD)	235	243,251

		3,655,299

Pennsylvania — 1.7%
City of Philadelphia PA Airport Revenue RB, Series A, 5.00%, 06/15/20	55	56,905
City of Philadelphia PA GO, Series A, 5.00%, 07/15/20	110	114,116
City of Philadelphia PA Water & Wastewater Revenue RB, Series A, 5.00%, 07/01/20	150	155,436
City of Pittsburgh PA GO, Series A, 5.00%, 09/01/20	300	312,561
Commonwealth of Pennsylvania GO
5.38%, 07/01/20 (AGM)	300	312,135
First Series, 5.00%, 06/01/20	275	284,262
First Series, 5.00%, 07/01/20	1,005	1,041,924
Second Series, 5.00%, 07/01/20	1,350	1,399,599
Series T, 5.00%, 07/01/20	170	176,246
County of Bucks PA GO, 5.00%, 06/01/20	500	516,980

Security	Par (000)	Value

Pennsylvania (continued)
County of Butler PA GO, 5.00%, 07/15/20	$150	$155,724
County of Chester PA GO, 5.00%, 07/15/20	650	675,012
Delaware County Authority RB, 5.00%, 08/01/20	330	342,982
Delaware River Joint Toll Bridge Commission RB, 5.00%, 07/01/20	20	20,735
Pennsylvania Higher Educational Facilities Authority RB, Series AL, 5.00%, 06/15/20	50	51,726
Pennsylvania Intergovernmental Cooperation Authority ST, 5.00%, 06/15/20	235	243,274
Pennsylvania Turnpike Commission RB, Series A, 5.25%, 07/15/20 (AGM)	25	26,013
Pittsburgh Water & Sewer Authority RB, Series A, 5.00%, 09/01/20 (AGM)	245	255,288

		6,140,918

Rhode Island — 0.5%
Rhode Island Commerce Corp. RB, 5.00%, 06/15/20	710	734,310
Rhode Island Health & Educational Building Corp. RB, Series A, 4.50%, 09/01/20	210	217,808
State of Rhode Island GO
5.00%, 08/01/20	450	467,951
Series D, 5.00%, 08/01/20	210	218,377
Series SE, 5.00%, 08/01/20	100	103,989

		1,742,435

South Carolina — 0.6%
State of South Carolina GO
Series A, 5.00%, 06/01/20	150	155,107
Series A, 5.00%, 07/01/20 (SAW)	140	145,201
Series A, 5.00%, 08/01/20 (SAW)	1,500	1,560,330
Series F, 5.00%, 06/01/20 (SAW)	90	93,065

		1,953,703

Tennessee — 1.6%
City of Memphis TN GO, Series D, 4.00%, 07/01/20	50	51,353
County of Blount TN GO, 4.00%, 06/01/20	265	271,575
County of Knox TN GO, 5.00%, 06/01/20	225	232,621
County of Sumner TN GO, 5.00%, 06/01/20	145	149,911
County of Washington TN GO, Series A, 4.00%, 06/01/20	300	307,443
Metropolitan Government of Nashville & Davidson County Sports Authority RB, Series A, 5.00%, 07/01/20	50	51,832
Metropolitan Government of Nashville & Davidson County TN GO
5.00%, 07/01/20	1,025	1,062,556
Series A, 4.00%, 07/01/20	195	200,220
Series A, 5.00%, 07/01/20	240	248,794
Series C, 5.00%, 07/01/20	75	77,748
Series D, 4.00%, 07/01/20	410	420,976
Series D, 5.00%, 07/01/20	355	368,007
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue RB
5.00%, 07/01/20	235	243,587
Series A, 4.00%, 07/01/20	125	128,307
State of Tennessee GO
Series A, 5.00%, 08/01/20	1,670	1,736,800
Series A, 5.00%, 09/01/20	40	41,722
Series B, 5.00%, 08/01/20	200	208,000

		5,801,452

Texas — 8.5%
Austin Community College District GOL, 5.00%, 08/01/20	285	296,369

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® iBonds® Sep 2020 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Austin Independent School District GO
5.00%, 08/01/20 (PSF)	$150	$155,967
Series A, 4.50%, 08/01/20 (PSF)	220	227,577
Series A, 5.00%, 08/01/20 (PSF)	350	363,923
Series B, 5.00%, 08/01/20	100	103,978
Central Texas Turnpike System RB
0.00%, 08/15/20 (ETM) (AMBAC)(a)	15	14,763
Series A, 0.00%, 08/15/20 (AMBAC)(a)	230	226,106
City of Arlington TX GOL, 5.00%, 08/15/20	90	93,719
City of Austin TX GOL
5.00%, 09/01/20	695	724,843
Series A, 4.00%, 09/01/20	230	237,229
Series A, 4.50%, 09/01/20	145	150,391
City of Beaumont TX Waterworks & Sewer System Revenue RB
5.00%, 09/01/20	35	36,490
Series A, 5.00%, 09/01/20 (AGM)	50	52,088
City of Brownsville TX Utilities System Revenue RB, Series A, 5.00%, 09/01/20	100	104,140
City of Corpus Christi TX Utility System Revenue RB, 4.50%, 07/15/20	95	98,049
City of El Paso TX GOL, Series A, 5.00%, 08/15/20	190	197,676
City of Houston TX Airport System Revenue RB
Series B, 5.00%, 07/01/20	100	103,654
Series D, 5.00%, 07/01/20	150	155,481
Subseries B, 5.00%, 07/01/20	100	103,654
City of Houston TX Hotel Occupancy Tax & Special Revenue RB, 5.00%, 09/01/20	150	156,104
City of Irving TX Waterworks & Sewer System Revenue RB, 4.50%, 08/15/20	360	372,758
City of Plano TX GOL
4.00%, 09/01/20	250	257,858
Series 2013, 5.00%, 09/01/20	875	912,572
City of Round Rock TX GOL, 4.00%, 08/15/20	85	87,589
City of San Antonio TX GOL, 5.00%, 08/01/20	720	748,562
County of Bexar TX GOL, 5.00%, 06/15/20	200	207,002
County of Denton TX GOL, 5.00%, 07/15/20	180	186,793
County of Harris TX RB, Series B, 5.00%, 08/15/20	380	395,265
Dallas Independent School District GO, 5.00%, 08/15/20 (PSF)	200	208,264
Del Mar College District GOL, 5.00%, 08/15/20	20	20,819
Denton Independent School District GO, Series C, 5.00%, 08/15/20 (PSF)	195	203,057
Eanes Independent School District GO, 5.00%, 08/01/20 (PSF)	335	348,363
El Paso Independent School District GO, 5.00%, 08/15/20 (PSF)	5	5,207
Fort Bend Independent School District GO
5.00%, 08/15/20 (PSF)	360	374,875
Series A, 4.00%, 08/15/20 (PSF)	150	154,536
Frisco Independent School District GO
Series A, 4.50%, 08/15/20 (PSF)	75	77,684
Series B, 5.00%, 08/15/20 (PSF)	75	78,099
Grapevine-Colleyville Independent School District GO
5.00%, 08/15/20 (PSF)	110	114,545
Series A, 5.00%, 08/15/20	225	234,297
Series B, 4.00%, 08/15/20	125	128,780
Harris County Toll Road Authority (The) RB, Series A, 5.00%, 08/15/20	125	130,021

Security	Par (000)	Value

Texas (continued)
Hays Consolidated Independent School District GO, 5.00%, 08/15/20 (PSF)	$125	$130,165
Keller Independent School District/TX GO, Series A, 5.00%, 08/15/20 (PSF)	165	171,818
Laredo Independent School District GO, 5.00%, 08/01/20 (PSF)	160	166,382
Leander Independent School District GO
0.00%, 08/15/20 (PSF)(a)	200	196,986
4.00%, 08/15/20 (PSF)	160	164,838
Series A, 0.00%, 08/15/20 (PSF)(a)	1,050	1,034,176
Series D, 0.00%, 08/15/20 (PSF)(a)	175	172,363
Lewisville Independent School District GO
0.00%, 08/15/20 (PSF)(a)	20	19,657
5.00%, 08/15/20 (PSF)	200	208,264
5.00%, 08/15/23 (PR 08/15/20) (PSF)	250	260,072
Series A, 4.00%, 08/15/20 (PSF)	15	15,454
Series A, 5.00%, 08/15/20 (PSF)	995	1,036,113
Series B, 4.00%, 08/15/20	1,105	1,138,415
Lone Star College System GOL
5.00%, 08/15/20	345	359,255
Series A, 5.00%, 08/15/20	570	593,552
Mesquite Independent School District GO
Series B, 4.00%, 08/15/20 (PSF)	200	206,048
Series B, 5.00%, 08/15/20 (PSF)	20	20,826
Series E, 5.00%, 08/15/20 (PSF)	125	130,165
Metropolitan Transit Authority of Harris County RB, Series A, 5.00%, 08/15/20	200	208,148
North East Independent School District/TX GO, 5.00%, 08/01/20 (PSF)	75	77,992
North Texas Municipal Water District RB, 5.00%, 06/01/20	1,695	1,751,613
North Texas Municipal Water District Water System Revenue RB
4.00%, 09/01/20	80	82,477
5.00%, 09/01/20	890	927,798
5.25%, 09/01/20	240	250,882
Northside Independent School District GO, 4.00%, 08/15/20 (PSF)	150	154,536
Permanent University Fund - Texas A&M University System RB
4.00%, 07/01/20	200	205,414
Series A, 5.00%, 07/01/20	465	482,182
Permanent University Fund - University of Texas System RB, Series B, 5.00%, 07/01/20	655	679,268
Round Rock Independent School District GO
5.00%, 08/01/20	900	935,901
5.00%, 08/01/20 (PSF)	340	353,563
Socorro Independent School District GO
4.00%, 08/15/20 (PSF)	150	154,536
Series A, 5.00%, 08/15/20 (PSF)	110	114,545
Spring Independent School District GO
5.00%, 08/15/20 (BAM)	40	41,653
5.00%, 08/15/20 (PSF)	1,955	2,035,781
State of Texas GO
5.00%, 08/01/20	300	311,945
Series B, 5.00%, 08/01/20	195	202,779
Series C-1, 5.00%, 08/01/20	610	634,333
State of Texas GOL, 5.00%, 08/01/20	1,000	1,039,890
Tarrant Regional Water District RB, 5.00%, 09/01/20	130	135,582
Texas City Independent School District/TX GO, 3.00%, 08/15/20 (PSF)	100	101,916
Texas Municipal Power Agency RB, 5.00%, 09/01/20	200	208,184

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® iBonds® Sep 2020 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Texas Tech University RB, Series A, 5.00%, 08/15/20	$215	$223,785
Trinity River Authority Central Regional Wastewater System Revenue RB, 5.00%, 08/01/20	250	259,697
University of Texas System (The) RB
5.00%, 08/15/20	75	78,142
Series A, 4.00%, 08/15/20	510	525,708
Series A, 5.00%, 08/15/20	1,030	1,073,147
Series B, 3.00%, 08/15/20	50	50,986
Series B, 5.00%, 08/15/20	1,215	1,265,896
Series D, 5.00%, 08/15/20	380	395,918
Series E, 5.00%, 08/15/20	100	104,189
Ysleta Independent School District GO, Series A, 5.00%, 08/15/20 (PSF)	90	93,719

		30,035,801

Utah — 1.3%
Cache County School District GO, 5.00%, 06/15/20 (GTD)	125	129,425
Davis School District GO
Series A, 4.00%, 06/01/20 (GTD)	40	40,996
Series B, 5.00%, 06/01/20 (GTD)	165	170,603
Intermountain Power Agency RB, 5.00%, 07/01/20	75	77,702
Jordan School District GO, 5.00%, 06/15/20 (GTD)	720	745,488
State of Utah GO
5.00%, 07/01/20	250	259,313
Series A, 5.00%, 07/01/20	1,235	1,281,004
University of Utah (The) RB
Series 2014B, 5.00%, 08/01/20	150	155,934
Series A, 4.00%, 08/01/20	450	463,090
Series A, 5.00%, 08/01/20 (SAP)	110	114,352
Series B, 5.00%, 08/01/20	500	519,780
Utah Transit Authority RB
Series 2015A, 5.00%, 06/15/20	210	217,413
Series C, 5.25%, 06/15/20 (AGM)	140	145,272
Wasatch County School District Board of Education/Heber City
GO, 5.00%, 06/01/20 (GTD)	325	336,037

		4,656,409

Vermont — 0.1%
State of Vermont GO
Series C, 4.00%, 08/15/20	150	154,569
Series F, 5.00%, 08/15/20	30	31,246

		185,815

Virginia — 4.0%
City of Alexandria VA GO
5.00%, 07/15/20 (SAW)	100	103,901
Series A, 4.50%, 06/15/20 (SAW)	100	103,116
Series B, 5.00%, 06/15/20 (SAW)	125	129,486
City of Chesapeake VA GO, Series A, 5.00%, 08/01/20	500	520,275
City of Newport News VA GO
Series A, 5.00%, 07/01/20	200	207,490
Series A, 5.00%, 07/15/20 (SAW)	65	67,529
City of Richmond VA GO
Series B, 5.00%, 07/15/20	250	259,725
Series B, 5.00%, 07/15/20 (SAW)	50	51,945
Series C, 4.00%, 07/15/20 (SAW)	55	56,575
Commonwealth of Virginia GO
Series A, 5.00%, 06/01/20	255	263,708
Series A-1, 4.00%, 06/01/20	90	92,258
Series B, 5.00%, 06/01/20	50	51,708

Security	Par (000)	Value

Virginia (continued)
County of Arlington VA GO
5.00%, 08/15/20	$750	$781,245
Series C, 5.00%, 08/15/20	500	520,830
Series C, 5.00%, 08/15/20 (SAW)	70	72,916
County of Henrico VA GO
5.00%, 07/15/20	150	155,835
5.00%, 08/01/20	1,080	1,123,794
Series A, 4.00%, 08/01/20	130	133,880
County of Prince William VA GO
5.00%, 08/01/20 (SAW)	115	119,663
Series A, 4.00%, 08/01/20	180	185,373
Hampton Roads Sanitation District RB, Series A, 5.00%, 07/01/20	150	155,511
Northern Virginia Transportation Authority RB, 5.00%, 06/01/20	135	139,635
University of Virginia RB, 5.00%, 09/01/20	405	422,678
Virginia Beach Development Authority RB, Series C, 5.00%, 08/01/20	285	296,557
Virginia College Building Authority RB
5.00%, 09/01/20	50	52,153
Series 2, 5.00%, 09/01/20	245	255,550
Series 2012B, 5.00%, 09/01/20	210	219,043
Series A, 5.00%, 09/01/20	1,345	1,402,915
Virginia Public Building Authority RB
Series A, 5.00%, 08/01/20	715	743,521
Series B, 5.00%, 08/01/20	820	852,709
Series B-3, 4.00%, 08/01/20	410	421,972
Virginia Public School Authority RB
4.00%, 08/01/20 (SAW)	645	663,763
5.00%, 08/01/20	2,000	2,079,560
5.00%, 08/01/20 (SAW)	350	364,231
5.00%, 08/01/20 (ST INTERCEPT)	215	223,553
Series 2012A, 5.00%, 08/01/20 (SAW)	615	639,465
Series A, 5.00%, 08/01/20 (SAW)	115	119,575
Series C, 5.00%, 08/01/20 (SAW)	25	25,995
Series D, 4.00%, 08/01/20 (SAW)	120	123,491

		14,203,129

Washington — 6.2%
City of Seattle WA Drainage & Wastewater Revenue RB
4.00%, 07/01/20	85	87,292
5.00%, 09/01/20	455	474,538
City of Seattle WA GOL
5.00%, 09/01/20	100	104,318
Series A, 5.00%, 06/01/20	40	41,358
Series B, 5.00%, 08/01/20	490	509,654
City of Seattle WA Municipal Light & Power Revenue RB
5.00%, 07/01/20	50	51,843
5.00%, 09/01/20	530	552,758
Series A, 5.00%, 06/01/20	230	237,767
City of Seattle WA Water System Revenue RB
5.00%, 08/01/20	130	135,186
5.00%, 09/01/20	550	573,617
County of King WA GOL
5.00%, 07/01/20	155	160,727
Series A, 5.00%, 07/01/20	500	518,475
County of King WA Sewer Revenue RB
5.00%, 07/01/20	670	694,757
5.00%, 01/01/28 (PR 07/01/20)	150	155,481
5.00%, 01/01/30 (PR 07/01/20)	260	269,500
5.00%, 01/01/31 (PR 07/01/20)	500	518,270

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® iBonds® Sep 2020 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Washington (continued)
Series B, 4.00%, 07/01/20	$100	$102,707
County of Pierce WA GOL, Series A, 5.00%, 07/01/20	80	82,956
Energy Northwest RB
4.00%, 07/01/20	80	82,174
5.00%, 07/01/20	450	466,672
Series A, 5.00%, 07/01/20	2,200	2,281,510
Pierce County School District No. 10 Tacoma GO, 4.00%, 06/01/20 (GTD)	65	66,613
Port of Seattle WA RB, 5.50%, 09/01/20 (NPFGC)	390	408,342
State of Washington COP
5.00%, 07/01/20	190	196,924
Series A, 5.00%, 07/01/20	380	393,847
Series B, 4.00%, 07/01/20	200	205,312
State of Washington GO
5.00%, 07/01/20	1,445	1,498,248
Series 03-C, 0.00%, 06/01/20 (NPFGC)(a)	140	138,251
Series 2011A, 5.00%, 08/01/23 (PR 08/01/20)	450	468,000
Series 2011A, 5.00%, 08/01/26 (PR 08/01/20)	75	78,000
Series 2011A, 5.00%, 08/01/30 (PR 08/01/20)	575	598,000
Series A, 5.00%, 07/01/20	505	523,609
Series A, 5.00%, 08/01/20	100	103,989
Series B, 5.00%, 08/01/20	780	811,114
Series B-1, 5.00%, 08/01/20	295	306,768
Series C, 5.00%, 06/01/20	225	232,598
Series D, 5.00%, 07/01/20	105	108,869
Series R, 4.00%, 07/01/20	300	308,091
Series R, 5.00%, 07/01/20	310	321,423
Series R-2011B, 5.00%, 07/01/20	855	886,507
Series R-2012C, 5.00%, 07/01/20	60	62,211
Series R-2013A, 5.00%, 07/01/20	370	383,634
Series R-2014A, 5.00%, 07/01/20	270	279,949
Series R-2014B, 5.00%, 07/01/20	275	285,134
Series R-2015, 5.00%, 07/01/20	445	461,398
Series R-2015-C, 5.00%, 07/01/20	640	663,584
Series R-2015E, 5.00%, 07/01/20	375	388,819
Series R-2016C, 5.00%, 07/01/20	75	77,764
Series R-2017A, 5.00%, 08/01/20	1,365	1,419,450
Series R-F, 5.00%, 07/01/20	150	155,528
State of Washington RB
5.00%, 07/01/20	70	72,587
5.00%, 09/01/20	165	171,988
Series F, 5.00%, 09/01/20	935	974,597
University of Washington RB
5.00%, 07/01/20	185	191,836
Series A, 5.00%, 07/01/20	345	357,748
Series B, 5.00%, 06/01/20	150	155,081
Series C, 5.00%, 07/01/20	250	259,237

		22,116,610

West Virginia — 0.6%
State of West Virginia GO
4.00%, 06/01/20	200	204,888
Series A, 4.00%, 06/01/20	250	256,110
Series A, 5.00%, 06/01/20	555	573,587

Security	Par/ Shares (000)	Value

West Virginia (continued)
West Virginia Commissioner of Highways RB
5.00%, 09/01/20	$200	$208,398
Series A, 5.00%, 09/01/20 (ETM)	375	390,701
West Virginia State School Building Authority Lottery RB, Series A, 5.00%, 07/01/20	95	98,414
West Virginia Water Development Authority RB, Series A, 5.00%, 07/01/20	305	315,742

		2,047,840

Wisconsin — 2.0%
City of Milwaukee WI Sewerage System Revenue RB
Series S1, 5.00%, 06/01/20	120	124,019
Series S7, 5.00%, 06/01/20	525	542,241
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio RB
Series 1, 4.00%, 06/01/20 (ETM)	100	102,444
Series 1, 5.00%, 06/01/20 (ETM)	2,215	2,288,161
Series 2, 5.00%, 06/01/20 (ETM)	295	304,804
Series 4, 5.00%, 06/01/20 (ETM)	340	351,230
State of Wisconsin COP, 5.00%, 09/01/20	175	182,472
State of Wisconsin Environmental Improvement Fund Revenue RB, Series A, 5.00%, 06/01/20	100	103,415
Wisconsin Department of Transportation RB
Series 1, 3.50%, 07/01/20	15	15,332
Series 1, 5.00%, 07/01/20	495	513,290
Series 2, 5.00%, 07/01/20	565	585,877
Series A, 5.00%, 07/01/20	195	202,205
Series A, 5.00%, 07/01/20 (AGM)	1,075	1,114,721
Series I, 5.00%, 07/01/20 (NPFGC)	170	176,282
WPPI Energy RB, Series A, 5.00%, 07/01/20	340	352,183

		6,958,676

Total Municipal Debt Obligations — 98.4% (Cost: $347,428,439)		348,138,548

Short-Term Investments

Money Market Funds — 0.0%
BlackRock Liquidity Funds: MuniCash, 1.65%(d)(e)	84	83,624

Total Short-Term Investments — 0.0% (Cost: $83,616)		83,624

Total Investments in Securities — 98.4% (Cost: $347,512,055)		348,222,172

Other Assets, Less Liabilities — 1.6%		5,728,346

Net Assets — 100.0%		$353,950,518

(a)	Zero-coupon bond.
(b)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(c)	Security is payable upon demand on each reset date.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® iBonds® Sep 2020 Term Muni Bond ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended June 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/19 (000)	Net Activity (000)	Shares Held at 06/30/19 (000)	Value at 06/30/19	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Liquidity Funds: MuniCash	1,205	(1,121)	84	$83,624	$2,502	$563	$(97)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Municipal Debt Obligations	$—	$348,138,548	$—	$348,138,548
Money Market Funds	83,624	—	—	83,624

	$83,624	$348,138,548	$—	$348,222,172

Portfolio Abbreviations — Fixed Income

AGC	Assured Guaranty Corp.

AGM	Assured Guaranty Municipal Corp.

AGM-CR	AGM Insured Custodial Receipt

AMBAC	Ambac Assurance Corp.

BAM	Build America Mutual Assurance Co.

COP	Certificates of Participation

ETM	Escrowed to Maturity

GO	General Obligation

GOL	General Obligation Limited

GTD	Guaranteed

NPFGC	National Public Finance Guarantee Corp.

PR	Prerefunded

PSF	Permanent School Fund

RB	Revenue Bond

SAP	Subject to Appropriations

SAW	State Aid Withholding

SGI	Syncora Guarantee Inc.

ST	Special Tax

TA	Tax Allocation